OTHER FEES AND COMMISSIONS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking	€ 23		€ 32	€ 32
Retail lending fees	13		15	16
Corporate lending fees	116		132	130
Banking fees & similar charges	110		118	118
Fund management fees	12		15	15
Total	€ 274	$ 314	€ 312	€ 311